Investment Objectives and Goals - Tandem Fund	Nov. 17, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Tandem Fund (the “Fund”) seeks long-term capital appreciation.